Note 13 - Trade Receivables, Other Receivables, and Prepayments - Trade Receivables, Prepayments and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total gross trade receivables	$ 61,985	$ 46,661
Allowance for expected credit losses	(4,062)	(2,796)
Trade receivables net of loss allowance	57,923	43,864
Value added tax	1,472	1,525
Unsettled trades (Note 14)	12,993	15,462
Other	2,783	1,551
Total other current receivables	17,247	18,538
Prepaid equipment	0	1,073
Prepaid corporate income taxes	421	4,485
Other prepaid expenses	3,511	3,635
Total prepayments	3,932	9,192
Third party receivables [member]
Statement Line Items [Line Items]
Total gross trade receivables	60,037	44,510
Associates and joint ventures [member]
Statement Line Items [Line Items]
Total gross trade receivables	32	734
Other related parties [member]
Statement Line Items [Line Items]
Total gross trade receivables	$ 1,915	$ 1,417